UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 98.35%

Consumer Staples - 18.16%
*	AutoZone, Inc.	59	$ 8,977
*	Bally Technologies, Inc.	307	8,596
	DeVry, Inc.	250	10,892
*	Kohl's Corp.	220	9,343
*	Liberty Media Corp - Entertainment	472	11,404
*	priceline.com, Inc.	107	11,782
	Ross Stores, Inc.	277	10,847
			71,841
Consumer Staples - 4.46%
	Molson Coors Brewing Co.	264	11,613
	The JM Smucker Co.	150	6,039
			17,652
Energy - 9.72%
	Cimarex Energy Co.	179	5,839
	Helmerich & Payne, Inc.	128	4,476
	Massey Energy Co.	183	4,189
	Murphy Oil Corp.	155	9,146
*	Southwestern Energy Co.	148	6,434
	The Williams Cos, Inc.	260	4,363
	Tidewater, Inc.	84	4,004
			38,451
Financials - 5.37%
	Invesco, Ltd.	358	5,603
	Northern Trust Corp.	127	7,321
*	TD Ameritrade Holding Corp.	489	8,333
			21,257
Health Care - 13.15%
*	Alexion Pharmaceuticals, Inc.	138	5,037
	AmerisourceBergen Corp.	107	3,970
	CR Bard, Inc.	137	9,794
*	Laboratory Corp of America Holdings	96	5,852
*	OSI Pharmaceuticals, Inc.	188	6,355
*	St Jude Medical, Inc.	262	10,223
*	United Therapeutics Corp.	135	10,820
			52,051

			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 17.23%
*	Alliant Techsystems, Inc.	93	$ 8,025
*	BE Aerospace, Inc.	1,058	15,743
	Cooper Industries, Ltd.	319	10,470
*	Esterline Technologies Corp.	415	11,346
	Flowserve Corp.	144	10,594
*	IHS, Inc.	76	3,648
*	Kirby Corp.	248	8,338
			68,164
Information Technology - 20.96%
	Altera Corp.	561	9,548
*	Broadcom Corp.	380	9,682
*	Citrix Systems, Inc.	200	6,282
*	Cognizant Technology Solutions Corp.	321	8,086
*	Dolby Laboratories, Inc.	184	6,635
*	Equinix, Inc.	136	10,118
*	FLIR Systems, Inc.	171	3,841
*	Juniper Networks, Inc.	414	10,238
	National Semiconductor Corp.	583	8,092
*	NetApp, Inc.	223	4,349
*	Red Hat, Inc.	304	6,065
			82,936
Materials - 4.01%
	Ecolab, Inc.	161	6,013
	FMC Corp.	83	4,511
	Steel Dynamics, Inc.	358	5,349
			15,873
Telecommunication Services - 2.46%
	CenturyTel, Inc.	315	9,718
			9,718
Utilities - 2.83%
	ITC Holdings Corp.	86	3,688
	National Fuel Gas Co.	224	7,511
			11,199

	Total Common Stocks (Cost $405,732)		389,142

INVESTMENT COMPANY - 6.48%
§	Evergreen Money Market Fund, 0.07%	25,623	25,623

	Total Investment Company (Cost $25,623)		25,623

			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2009
				Value (Note 1)

Total Value of Investments (Cost $431,355(a)) - 104.83%				$ 414,765

Liabilities in Excess of Other Assets - (4.83)%				(19,108)

Net Assets - 100%				$ 395,657

*	Non-income producing investment
§	Represents 7 day effective yield.

(a)			Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$ 25,666
Aggregate gross unrealized depreciation				(42,256)

	Net unrealized depreciation			$ (16,590)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	18.16%	$ 71,841
	Consumer Staples	4.46%	17,652
	Energy	9.72%	38,451
	Financials	5.37%	21,257
	Health Care	13.15%	52,051
	Industrials	17.23%	68,164
	Information Technology	20.96%	82,936
	Materials	4.01%	15,873
	Telecommunication Services	2.46%	9,718
	Utilities	2.83%	11,199
	Other	6.48%	25,623
	Total	104.83%	$ 414,765

				(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 414,765
Level 2
Level 3	-
Total	$ 414,765

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer NCM Capital Investment Trust

Date: July 27, 2009

By: (Signature and Title)	/s/ Michael L. Lawrence Michael L. Lawrence Treasurer and Principal Financial Officer NCM Capital Investment Trust

Date: July 27, 2009